SHARE-BASED COMPENSATION (Option Activities, Narrative) (Details) - Share Options [Member] $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic values of options exercised	$ 20	$ 127	$ 5,129
Weighted average grant date fair values per option | $ / shares	$ 0.2520	$ 0.9240	$ 0.6700
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contract life of option	10 years
Estimated forfeiture rate	10.80%
Total fair values of options vested	$ 2,787	$ 3,465	$ 6,208
Senior Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture rate	0.00%
Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple
Contract life of option	6 months
Estimated forfeiture rate
Total fair values of options vested	$ 303	$ 2,370	$ 1,751
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple	2
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Multiple	3